Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
U.S. $ in thousands

Goodwill as of January 1, 2021*	$35,694
Goodwill acquired**	1,716
Measurement period adjustments	2,400
Foreign currency translation adjustments	(60)
Goodwill as of September 30, 2021	$39,750

Schedule of other intangible assets
	September 30, 2021			December 31, 2020
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$365,039	$(276,097)	$88,942	$357,863	$(260,123)	$97,740
Patents	18,768	(9,594)	9,174	17,699	(8,487)	9,212
Trademarks and trade names	26,056	(21,962)	4,094	26,036	(21,114)	4,922
Customer relationships	100,802	(86,002)	14,800	101,107	(81,413)	19,694
Capitalized software development costs	7,410	(7,410)	-	7,410	(7,410)	-
	$518,075	$(401,065)	$117,010	$510,115	$(378,547)	$131,568

Schedule of estimated amortization expense relating to intangible assets
Estimated
amortization expense
(U.S. $ in thousands)
Remaining 3 months of 2021	$8,213
2022	30,765
2023	16,166
2024	12,251
2025 and thereafter	49,615
Total	$117,010